Note 11 - Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments Abstract
Table of Allowance for Loan Losses and Provision for Financial Guarantees and Loan Commitments
	December 31, 2018	December 31, 2017 (in accordance with IAS 39)	Adjustment on initial application of IFRS 9 (Note 2.3)	January 1, 2018 (in accordance with IFRS 9)
Allowances for loan losses
Loans and advances to financial institutions	33,486	49,296
Loans and advances to customers	4,064,066	2,710,432
Debt securities at FVOCI	271,574	5,664
Reverse repurchase agreements	141,985	-
Other financial assets	2	-
	4,511,113	2,765,392	418,699	3,184,091
Provisions for financial guarantees and loan commitments	358,329	1,649	617,598	619,247
TOTAL	4,869,442	2,767,041	1,036,297	3,803,338